Impairments (Tables)	12 Months Ended
Dec. 31, 2022
Impairments [Abstract]
Net impairments/(reversal of impairments
Full year Property, plant and equipment

Intangible assets

Total
(in USD million) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Producing and development assets
1)
(3,313) 1,285 5,671 (26) (2) 680 (3,339) 1,283 6,351
Goodwill
1)
3 1 42 3 1 42
Other intangible assets 1) 0 0 8 0 0 8
Acquisition costs related to oil and gas prospects 2) 85 154 657 85 154 657
Total net impairments/(reversals) recognised for
Property, plant and equipment and Intangible assets (3,313) 1,285 5,671 62 154 1,386 (3,251) 1,439 7,057
1)

In addition, impairments in 2022 related to equity accounted investments amounted to USD
832

million, please refer to note 6
Acquisitions and disposals regarding the effects of the decision to exit Russia. The total net impairment reversals recognised under
IAS 36 Impairment of assets in 2022 amount to USD 2,504

million.

2)

Subject to impairment assessment under the successful efforts’ method (IFRS 6 Exploration and Evaluation of Mineral Resources)
and classified as exploration expenses in the income statement.

Carrying amount after impairment
At 31 December 2022 At 31 December 2021
(in USD million)
Carrying
amount after
impairment

Net impairment
loss/ (reversal)
Carrying
amount after
impairment

Net impairment
loss/ (reversal)
Exploration & Production Norway
3,201 (819) 5,379 (1,102)
Exploration & Production USA - onshore 546 (204) 1,979 48
Exploration & Production USA - offshore Gulf of Mexico
2,691 (882) 798 18
Europe and Asia
1,551 295 1,566 1,609
Marketing, Midstream & Processing
1,416 (895) 868 716
Other
30 0 20 (7)
Total
9,435 (2,505) 10,611 1,283